REVOLVING CREDIT FACILITY	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
REVOLVING CREDIT FACILITY
NOTE 8:- REVOLVING CREDIT FACILITY
On June 25, 2024, the Company entered into a revolving credit facility agreement (“Credit Facility”) with Bank Leumi le-Israel B.M. (“Lender”). The Credit Facility enables the Company to withdraw up to $250 million and matures on June 24, 2026.

The borrowings under the Credit Facility bear interest at a base rate plus a spread of 0.8% to 1.8%, or a three month Secured Overnight Financing Rate (“SOFR”) plus a spread of 2.45% to 4%. The ongoing fee on undrawn amounts is 0.7%.

The Credit Facility requires the Company to maintain at all times a minimum amount of $150 million unrestricted Cash and Cash equivalents, of which a minimum amount of $60 million is in the loan account. In addition, the Company is required to maintain a maximum quarterly net debt to adjusted EBITDA ratio of 4.5, stepping down to 2.5 over time. Non-compliance with a financial covenant may be cured by the next consecutive quarter. In addition, the Credit Facility limits the Company’s ability and the ability of its subsidiaries to, among other things, undergo a change in control, merge or consolidate, make acquisitions and incur pledges.

As of June 30, 2024, the Company has no outstanding amounts under the Credit Facility and was in compliance with all financial covenants.